7. RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTIES
		Three months ended June 30,		Six months ended June 30,
Party	Relationship	2015	2014	2015	2014

HempMeds PX	80% owned by MJNA	$–	$2,510,066	$–	$5,388,179
		$–	$2,510,066	$–	$5,388,179

		0.0%	83.5%	0.0%	95.6%

		For the years ended December 31,
Party	Relationship	2014	2013

Medical Marijuana, Inc. ("MJNA")	Stockholder	$–	$92,690
HempMeds PX	80% owned by MJNA	5,443,978	871,315
Dixie/Red Dice Holdings	60% owned by MJNA	–	365,058
Canchew Biotechnologies	40% owned by MJNA	–	825,000
		$5,443,978	$2,154,063

		53.4%	100.0%